Employee benefit obligations - Net Employee Benefit Obligation (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligation	SFr (35.3)	SFr (23.7)
Fair value of plan assets	33.1	17.4
Employee benefit obligations	SFr (2.2)	SFr (6.3)	SFr (5.9)